SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ (73,515)	$ (42,854)	$ 431,925
HONG KONG
IfrsStatementLineItems [Line Items]
Current tax	16,308	29,186	431,925
Over-provision of tax in prior years	(89,823)	(72,040)
Total	$ (73,515)	$ (42,854)	$ 431,925